Property and Equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 87,143	$ 57,181
Less: Accumulated depreciation	(39,162)	(24,651)
Property and equipment, net	$ 47,981	32,530
Satellites in orbit
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Total property and equipment	$ 54,370	43,716
Satellites under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	22,194	10,558
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,433	769
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Other property and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,146	$ 2,138
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years